Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2021
Judicial Deposits
Schedule of detailed information about judicial deposits

 Schedule of detailed information about judicial deposits

They are recorded at historical cost and updated according to current legislation:

	2021	2020

	718,773	794,755

Civil	285,583	315,312
Labor	128,607	149,390
Tax	178,914	181,670
Regulatory	111	111
Online attachment (i)	125,558	148,272

(i)	Refer to legal blockages directly in the company's current accounts and financial investments linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.